Revenue Recognition - Disaggregation of Revenue (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Total Foundry revenue	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
North America [Member]
Disaggregation of Revenue [Line Items]
Total revenue	97.00%	91.00%	96.00%	93.00%	95.00%	95.00%
Rest of The World [Member]
Disaggregation of Revenue [Line Items]
Total revenue	3.00%	9.00%	4.00%	7.00%	5.00%	5.00%
Food And Nutrition [Member]
Disaggregation of Revenue [Line Items]
Total Foundry revenue	19.00%	27.00%	22.00%	36.00%	35.00%	39.00%
Industrial And Environment [Member]
Disaggregation of Revenue [Line Items]
Total Foundry revenue	12.00%	27.00%	17.00%	27.00%	29.00%	13.00%
Agriculture [Member]
Disaggregation of Revenue [Line Items]
Total Foundry revenue	8.00%	20.00%	9.00%	14.00%	13.00%	18.00%
Customer And Technology [Member]
Disaggregation of Revenue [Line Items]
Total Foundry revenue	52.00%	15.00%	34.00%	15.00%	12.00%	19.00%
Other [Member]
Disaggregation of Revenue [Line Items]
Total Foundry revenue	9.00%	11.00%	18.00%	8.00%	11.00%	11.00%